TAXATION - Income tax expense (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax:
Current tax on(loss)/ profit for the year	£ (9,485,000)	£ 7,679,000
Total current tax	(9,485,000)	7,679,000
Deferred tax:
Origination and reversal of temporary differences		827,000
Total deferred tax liability		827,000
Total tax (credit)/charge	(9,485,000)	8,506,000
Profit (loss) before taxation	(194,592,000)	39,271,000	£ 1,442,000
Expected tax charge (recovery) based on a weighted average of 25% (2022 - 25)% (UK, US and Canada)	(48,648,000)	9,746,000	346,000
Effect of expenses not deductible in determining taxable profit	26,406,000	1,779,000	3,000
Capital allowances in excess of depreciation	6,848,000	(3,770,000)	(101,000)
Other tax adjustments	205,000	(137,000)	(703,000)
Other timing differences		(385,000)
Origination and reversal of temporary differences	(827,000)	827,000
Unutilised tax losses carried forward	6,531,000	445,000	£ 455,000
Taxation charge in the financial statements	£ (9,485,000)	£ 8,506,000
Weighted average tax rate	25.00%	25.00%
Tax losses available to be carried forward and used against trading profits arising in future periods	£ 72,000,000	£ 10,476,000
US and UK
Deferred tax:
Weighted average tax rate	25.00%	25.00%	24.00%